Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Adirondack Small Cap Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	16.73%	20.83%	9.51%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	16.47%	15.30%
I Shares Russell [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%	14.33%	9.05%
Morningstar [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%	15.97%	9.45%